INCOME TAXES (Schedule of Income (Loss) before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT REPORTING
Net gain (loss) from continuing operations	$ (7,008)	$ (25,384)	$ (79,421)
Cayman Islands
SEGMENT REPORTING
Net gain (loss) from continuing operations	(3,263)	(14,253)	(354)
USA
SEGMENT REPORTING
Net gain (loss) from continuing operations	(1,729)	(3,935)	(54,267)
Hong Kong
SEGMENT REPORTING
Net gain (loss) from continuing operations	(3,772)	(5,294)	(22,352)
MALTA
SEGMENT REPORTING
Net gain (loss) from continuing operations	(14)	(1,092)	(421)
Curacao
SEGMENT REPORTING
Net gain (loss) from continuing operations	(5)	(27)	(31)
Mainland China
SEGMENT REPORTING
Net gain (loss) from continuing operations	(2,100)	(4,755)	(242)
British Virgin Islands
SEGMENT REPORTING
Net gain (loss) from continuing operations	4,192	$ 3,972	$ (1,754)
Ethiopia
SEGMENT REPORTING
Net gain (loss) from continuing operations	$ (317)